Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments And Risk Management
Schedule of unobservable inputs in fair value measurement within Level 3

Carrying value	Fair value
Cash and receivables	Liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
€’000	€’000	€’000	€’000	€’000	€’000	€’000
2022
Cash and cash equivalents	8,164	-	8,164	-	-	-	-
Other receivables*	2,311	-	2,311	-	-	-	-
Trade payables	-	(3,680)	(3,680)	-	-	-	-
Warrants	-	(7,651)	(7,651)	(7,651)	-	-	(7,651)
Amounts owed to related parties	-	(2,468)	(2,468)
Other payables**	-	(165)	(165)	-	-	-	-
10,475	(13,964)	(3,489)	(7,651)	-	-	(7,651)

2021
Cash and cash equivalents	7,681	-	7,681	-	-	-	-
Financial assets at FVTPL	27,453	-	27,453	27,453	27,453
Other receivables*	333	-	333	-	-	-	-
Trade payables	-	(1,029)	(1,029)	-	-	-	-
Warrants	-	(15,271)	(15,271)	(15,271)	-	-	(15,271)
Other payables**	-	(1,687	)-	(1,687)	-	-	-	-
35,467	(17,987)	17,480	12,182	-	-	12,182

*	Prepayments and VAT have been excluded as they are not classified as a financial asset.
**	Employment taxes have been excluded as these are statutory liabilities.

Schedule of Credit risk rating

	2022	2021
Credit risk rating
Aa2	12%	-
BBB+	75%	29%
B1	12%	-
B2	-	68%
Not assigned	1%	3%
	100%	100%

Schedule of expected contractual maturities

	Carrying amount	Contractual cash flows	Less than one year	1 – 2 years	2 – 5 years	More than 5 years
	€’000	€’000	€’000	€’000	€’000	€’000
December 31, 2022
Derivative financial instruments – warrants*	7,651	-	-	-	-	-
Trade payables	3,680	3,680	3,680	-	-	-
Amounts owed to related parties	2,468	2,468	2,468	-	-	-
Other payables	165	165	165	-	-	-
Lease liabilities	9,409	13,468	1,118	1,107	1,409	9,835
Loan advanced (Note 11)	-	743	743	-	-	-
Total	23,373	20,524	8,174	1,107	1,409	9,835
December 31, 2021
Derivative financial instruments – warrants*	15,271	-	-	-	-	-
Trade payables	1,029	1,029	1,029
Amounts owed to related parties	801	801	801	-	-	-
Other payables	1,687	1,687	1,687	-	-	-
Lease liabilities	800	910	408	105	163	233
Loan advanced (Note 12)	-	1,371	1,371
Total	19,588	5,798	20,567	105	163	233

*	contractual cash flows for warrants are €nil (liability of €7.7 million) (2021: €15.3 million) because warrants will be settled in shares.

Schedule of significant exchange rates

	Average rate		Period-end spot rate
	2022	2021	2022	2021
Euro
USD	1.0530	1.1795	1.0666	1.1326

Schedule of possible strengthening of the euro

	2022	2021
	€’000	€’000
USD (10 percent strengthening of the euro)	796	761